Additional Information - Condensed Financial Statements of the Company (Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 202,694	$ 29,194	¥ 310,669	$ 44,746	¥ 1,285,847	¥ 845,138
Term deposits and short term investments	781,298	112,530	769,681
Amounts due from related parties	156,260	22,506	124,677
Prepayments and other current assets	64,069	9,228	58,574
Convertible loans due from a related party	104,429	15,041	0
Total current assets	2,122,692	305,731	1,930,915
Non-current assets:
Available-for-sale investments	939,432	135,306	513,994
Total non-current assets	1,045,850	150,634	636,291
Total assets	3,168,542	456,365	2,567,206
Current liabilities:
Amounts due to related parties	18,720	2,696	19,368
Accrued expenses and other current liabilities	111,049	15,994	80,891
Total current liabilities	983,079	141,592	742,840
Total liabilities	1,006,114	144,910	762,520
Shareholders' equity:
Additional paid-in capital	1,555,511	224,040	1,551,104
Statutory reserves	77,946	11,227	70,311
Retained earnings	195,069	28,096	122,093
Accumulated other comprehensive income	298,346	42,971	23,341
Total shareholders' equity	2,162,428	311,455	1,804,686		1,716,658	1,575,035
Total liabilities and shareholders' equity	3,168,542	456,365	2,567,206
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 253,250,854 and 254,909,790 shares issued and outstanding as of December 31, 2015 and 2016, respectively) [Member]
Shareholders' equity:
Ordinary shares	16,843	2,426	16,733
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2015 and 2016, respectively) [Member]
Shareholders' equity:
Ordinary shares	22,053	3,176	22,053
Parent Company [Member]
Current assets:
Cash and cash equivalents	32,731	4,714	14,022	$ 2,020	¥ 341,433	¥ 588,961
Term deposits and short term investments	0	0	83,854
Amounts due from related parties	50,343	7,251	30
Amounts due from subsidiaries and VIEs	228,050	32,846	216,451
Prepayments and other current assets	1,565	225	1,991
Convertible loans due from a related party	104,429	15,041	0
Total current assets	417,118	60,077	316,348
Non-current assets:
Investments using equity accounting	1,251,578	180,266	1,189,213
Available-for-sale investments	939,432	135,306	513,994
Total non-current assets	2,191,010	315,572	1,703,207
Total assets	2,608,128	375,649	2,019,555
Current liabilities:
Amounts due to related parties	4,609	664	3,326
Amounts due to subsidiaries and VIEs	435,724	62,757	205,268
Accrued expenses and other current liabilities	2,027	292	5,326
Total current liabilities	442,360	63,713	213,920
Total liabilities	442,360	63,713	213,920
Shareholders' equity:
Additional paid-in capital	1,555,511	224,040	1,551,104
Statutory reserves	77,946	11,227	70,311
Retained earnings	195,069	28,096	122,093
Accumulated other comprehensive income	298,346	42,971	23,341
Total shareholders' equity	2,165,768	311,936	1,805,635
Total liabilities and shareholders' equity	2,608,128	375,649	2,019,555
Parent Company [Member] | Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 253,250,854 and 254,909,790 shares issued and outstanding as of December 31, 2015 and 2016, respectively) [Member]
Shareholders' equity:
Ordinary shares	16,843	2,426	16,733
Parent Company [Member] | Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2015 and 2016, respectively) [Member]
Shareholders' equity:
Ordinary shares	¥ 22,053	$ 3,176	¥ 22,053